21 NET SALES REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NetSalesRevenueLineItems [Line Items]
Gross revenue	R$ 28,883,717	R$ 26,570,460	R$ 21,467,583
Deductions
Canceled sales, discounts and rebates	(325,794)	(234,851)	(262,989)
Taxes on sales	(3,121,506)	(3,366,724)	(2,679,993)
Deductions	(3,447,300)	(3,601,575)	(2,942,982)
Net revenues	25,436,417	22,968,885	18,524,601
Domestic Market [Member]
NetSalesRevenueLineItems [Line Items]
Gross revenue	14,220,420	14,752,901	11,487,011
Deductions
Net revenues	10,950,701	11,353,437	8,706,466
Foreign Market [Member]
NetSalesRevenueLineItems [Line Items]
Gross revenue	14,663,297	11,817,559	9,980,572
Deductions
Net revenues	R$ 14,485,716	R$ 11,615,448	R$ 9,818,135